INDIRECT TAXES RECOVERABLE (Details Narrative) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Sep. 30, 2025
Indirect Taxes Recoverable
Current receivables from taxes other than income tax	$ 1,022,208		$ 534,992
Value-added tax return		$ 141,252